Segmented Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segmented Reporting	SEGMENTED REPORTING
Hydro One has three reportable segments:
•The Transmission Segment, which comprises the transmission of high voltage electricity across the province, interconnecting local distribution companies and certain large directly connected industrial customers throughout the Ontario electricity grid;
•The Distribution Segment, which comprises the delivery of electricity to end customers and certain other municipal electricity distributors; and
•Other Segment, which includes certain corporate activities. The Other Segment includes a portion of the deferred tax asset which arose from the revaluation of the tax bases of Hydro One’s assets to fair market value when the Company transitioned from the provincial payments in lieu of tax regime to the federal tax regime at the time of Hydro One’s initial public offering in 2015. This deferred tax asset is not required to be shared with ratepayers, the Company considers it to not be part of the regulated transmission and distribution segment assets, and it is included in the other segment.
The designation of segments has been based on a combination of regulatory status and the nature of the services provided. Operating segments of the Company are determined based on information used by the chief operating decision-maker in deciding how to allocate resources and evaluate the performance of each of the segments. The Company evaluates segment performance based on income before financing charges and income tax expense from continuing operations (excluding certain allocated corporate governance costs).

Year ended December 31, 2020 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,743	5,507	—	7,250
Purchased power	—	3,854	—	3,854
Operation, maintenance and administration	406	623	5	1,034
Depreciation, amortization and asset removal costs	459	417	—	876
Income (loss) before financing charges and income tax expense	878	613	(5)	1,486

Capital investments	1,157	712	—	1,869

Year ended December 31, 2019 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,654	4,788	—	6,442
Purchased power	—	3,111	—	3,111
Operation, maintenance and administration	369	615	7	991
Depreciation, amortization and asset removal costs	462	409	—	871
Income (loss) before financing charges and income tax expense	823	653	(7)	1,469

Capital investments	1,035	624	—	1,659
Total Assets by Segment:

As at December 31 (millions of dollars)	2020	2019
Transmission	17,620	14,917
Distribution	11,294	9,943
Other	1,219	2,057
Total assets	30,133	26,917
Total Goodwill by Segment:

As at December 31 (millions of dollars)	2020	2019
Transmission	157	157
Distribution (Note 4)	216	168
Total goodwill	373	325
All revenues, assets and costs, as the case may be, are earned, held or incurred in Canada.